Share Based Remuneration - Summary of Share Based Remuneration Options Outstanding (Detail) pure in Thousands	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
RELX PLC [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares Outstanding at beginning of period	7,942	8,740	9,327
Number of shares, Granted	1,688	1,727	1,911
Number of shares, Exercised	(2,130)	(1,954)	(2,053)
Number of shares, Forfeited	(394)	(424)	(254)
Number of shares, Expired	(140)	(147)	(191)
Number of shares Outstanding at end of period	6,966	7,942	8,740
Number of shares, Exercisable at end of period	2,162	2,598	3,105
Beginning balance	£ 8.65	£ 7.04	£ 6.29
Granted	13.96	11.64	9.78
Exercised	7.00	5.19	6.27
Forfeited	11.35	4.89	6.94
Expired	7.62	4.70	6.18
Ending balance	10.31	8.65	7.04
Exercisable at end of period	£ 6.96	£ 5.98	£ 5.51
RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares Outstanding at beginning of period	7,897	8,461	9,468
Number of shares, Granted	1,647	1,668	1,827
Number of shares, Exercised	(2,170)	(1,778)	(1,716)
Number of shares, Forfeited	(186)	(310)	(680)
Number of shares, Expired	(140)	(144)	(438)
Number of shares Outstanding at end of period	7,048	7,897	8,461
Number of shares, Exercisable at end of period	4,241	4,770	4,886
Beginning balance	£ 10.71	£ 9.27	£ 7.58
Granted	17.06	15.31	14.80
Exercised	9.86	8.05	7.32
Forfeited	15.54	12.41	7.51
Expired	9.20	8.56	6.18
Ending balance	12.36	10.71	9.27
Exercisable at end of period	£ 10.14	£ 8.91	£ 8.02